Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2019
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	September 30,	December 31,
	2019	2018
Bank deposits	$31,685,167	$47,588,968
Short term investments	33,266,967	100,057,385
Total	$64,952,134	$147,646,353